Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets Subjects to Amortization

Intangible Assets – Intangible assets subject to amortization consisted of the following:

	As of June 30, 2021			As of December 31, 2020
	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	$19,070,857	$(10,478,880)	$8,591,977	$19,070,857	$(8,283,740)	$10,787,117
Noncompete agreement	480,000	(480,000)	-	480,000	(480,000)	-
Trade name	3,328,000	(642,642)	2,685,358	3,328,000	(503,342)	2,824,658
Subscriber relationships	73,458,799	(25,363,643)	48,095,156	73,458,799	(18,105,041)	55,353,758
Advertiser relationships	2,240,000	(451,453)	1,788,547	2,240,000	(332,515)	1,907,485
Database	1,140,000	(721,183)	418,817	1,140,000	(531,183)	608,817
Subtotal amortizable intangible assets	99,717,656	(38,137,801)	61,579,855	99,717,656	(28,235,821)	71,481,835
Website domain name	20,000	-	20,000	20,000	-	20,000
Total intangible assets	$99,737,656	$(38,137,801)	$61,599,855	$99,737,656	$(28,235,821)	$71,501,835

Intangible assets subject to amortization consisted of the following:

	Weighted Average	As of December 31, 2020			As of December 31, 2019
	Useful Life (in years)	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	4.70	$19,070,857	$(8,283,740)	$10,787,117	$19,138,104	$(4,090,359)	$15,047,745
Noncompete agreement	2.00	480,000	(480,000)	-	480,000	(252,000)	228,000
Trade name	16.63	3,328,000	(503,342)	2,824,658	3,328,000	(224,745)	3,103,255
Subscriber relationships	5.10	73,458,799	(18,105,041)	55,353,758	73,458,799	(3,587,837)	69,870,962
Advertiser relationships	9.42	2,240,000	(332,515)	1,907,485	2,240,000	(94,635)	2,145,365
Database	3.00	1,140,000	(531,183)	608,817	1,140,000	(151,183)	988,817
Subtotal amortizable intangible assets		99,717,656	(28,235,821)	71,481,835	99,784,903	(8,400,759)	91,384,144
Website domain name	-	20,000	-	20,000	20,000	-	20,000
Total intangible assets		$99,737,656	$(28,235,821)	$71,501,835	$99,804,903	$(8,400,759)	$91,404,144

Schedule of Future Estimated Amortization Expenses for Intangible Assets

Estimated total amortization expense for the next five years and thereafter related to the Company’s intangible assets subject to amortization as of December 31, 2020 is as follows:

Year Ending December 31,
2021	$19,803,965
2022	19,209,117
2023	17,460,073
2024	11,397,870
Thereafter	3,610,810
$71,481,835